Extension Note Receivable	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Extension Note Receivable [Abstract]
Extension Note Receivable

Note 5 — Extension Note Receivable

Pursuant to Merger Agreement, Estrella agreed to, upon request by UPTD, deposit the agreed reasonable amount to UPTD’s trust account in order to effectuate extension of UPTD’s deadline to consummate a business combination. Pursuant to the Merger Agreement, as of June 30, 2023, a total of $273,066 of six monthly extension payments, each in the principal amount of $45,511, would be deposited into the Trust Account of UPTD, all of which were sourced by loans from Estrella (the “Extension Notes”). The Extension Notes bear no interest and was settled between Estrella and UPTD upon the consummation of the Business Combination on September 29, 2023.

Note 3 — Extension Note Receivable

As provided in an Agreement and Plan of Merger dated September 30, 2022, the Company has agreed to, upon request by UPTD, deposit the agreed reasonable amount to the UPTD’s trust in order to effectuate extension of UPTD’s deadline to consummate a business combination. Pursuant to the Merger Agreement, as of June 30, 2023, a total of $273,066 of six monthly extension payments, each in the principal amount of $45,511, would be deposited into the Trust Account of UPTD, all of which were sourced by loans from the Company (the “Extension Notes”). The Extension Notes bear no interest and are payable in full upon the consummation of the Business Combination. The Company has the right, but not the obligation, to convert the Extension Notes, in whole or in part, respectively, into private shares of UPTD Common Stock at a price of $10.00 per share (the “Estrella Extension Shares”). As of the date hereof, the value of the embedded conversion option was immaterial.